Dreyfus State Municipal Bond Funds

	Class A	Class B	Class C	Class I	Class Z

Dreyfus Connecticut Fund	PSCTX	PMCBX	PMCCX	DTCIX	DPMZX
Dreyfus Maryland Fund	PSMDX	PMDBX	PMDCX
Dreyfus Massachusetts Fund	PSMAX	PBMAX	PCMAX		PMAZX
Dreyfus Minnesota Fund	PSMNX	PMMNX	PMNCX
Dreyfus Ohio Fund	PSOHX	POHBX	POHCX
Dreyfus Pennsylvania Fund	PTPAX	PPABX	PPACX		DPENX

PROSPECTUS September 1, 2010

As Revised, January 4, 2011

Contents

Fund Summary
Dreyfus Connecticut Fund	1
Dreyfus Maryland Fund	5
Dreyfus Massachusetts Fund	9
Dreyfus Minnesota Fund	13
Dreyfus Ohio Fund	17
Dreyfus Pennsylvania Fund	21

Fund Details
Goal and Approach	25
Investment Risks	26
Management	28

Shareholder Guide
Choosing a Share Class	30
Buying and Selling Shares	34
Distributions and Taxes	39
Services for Fund Investors	40
Financial Highlights	42

For More Information

See back cover.

Fund Summary

Dreyfus State Municipal Bond Funds
Dreyfus Connecticut Fund

Investment Objective

The fund seeks to maximize current income exempt from federal income tax and from Connecticut state income tax, without undue risk.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section on page 30 of the prospectus and in the How to Buy Shares section on page B-30 of the fund’s Statement of Additional Information.

Shareholder fees (fees paid directly from your
investment)
	Class A	Class B	Class C	Class I	Class Z
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)	4.50	none	none	none	none
Maximum deferred sales charge (load)
(as a percentage of lower of purchase or sale price)	none*	4.00	1.00	none	none
Annual fund operating expenses (expenses that you
pay each year as a percentage of the value of your
investment)

Management fees	.55	.55	.55	.55	.55
Distribution (12b-1) fees	none	.50	.75	none	none
Other expenses (including shareholder services fees)	.35	.49	.36	.15	.15
Total annual fund operating expenses	.90	1.54	1.66	.70	.70

*Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$538	$724	$926	$1,508
Class B	$557	$786	$1,039	$1,504
Class C	$269	$523	$902	$1,965
Class I	$72	$224	$390	$871
Class Z	$72	$224	$390	$871

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$538	$724	$926	$1,508
Class B	$157	$486	$839	$1,504
Class C	$169	$523	$902	$1,956
Class I	$72	$224	$390	$871
Class Z	$72	$224	$390	$871

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 11.42% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Connecticut income taxes. The fund invests primarily in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade. The fund seeks bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

  Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue.

  Interest rate risk. Prices of municipal bonds tend to move inversely with changes in interest rates. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a municipal bond, can cause the bond's price to fall,

  potentially lowering the fund's share price. To the extent the fund invests in high yield (“junk”) bonds, its portfolio is subject to heightened credit risk.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically, even during periods of declining interest rates.

  State-specific risk. The fund is subject to the risk that the relevant state's economy, and the revenues underlying its municipal bonds, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

  Non-diversification risk. The fund is non-diversified, meaning that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s A shares from year to year. The table compares the average annual total returns of the fund’s shares to those of a broad measure of market performance. The fund’s past performance (before and after taxes) is no guarantee of future results. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com.

Year-by-year total returns as of 12/31 each year (%)

Class A

Best Quarter (Q3, 2009) 6.83%. Worst Quarter (Q3, 2008) -3.79%

The year-to-date total return of the fund’s Class A shares as of June 30, 2010 was 2.76%.

After-tax performance is shown only for Class A shares. After tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average annual total returns as of 12/31/09
				Since
Share Class	1 Year	5 Years	10 Years	inception
Class A returns before taxes	11.06%	2.37%	4.42%	-
Class A returns after taxes on distributions	11.06%	2.37%	4.42%	-
Class A returns after taxes on distributions and sale of fund
shares	8.74%	2.61%	4.44%	-
Class B returns before taxes	11.70%	2.42%	4.59%	-
Class C returns before taxes	14.46%	2.53%	4.12%	-
Class I returns before taxes	16.63%	3.38%	4.94%	-
Class Z (inception date – 5/30/07) returns before taxes	16.52%	-	-	3.78%
Barclays Capital Municipal Bond Index reflects no
deduction for fees, expenses or taxes	12.91%	4.32%	5.75%	4.87%

Portfolio Management

The fund’s investment adviser is The Dreyfus Corporation (Dreyfus). The fund’s primary portfolio managers are James P. Welch and Daniel Barton. Mr. Welch has been a primary portfolio manager of the fund since November 2001. Mr. Barton has been a primary portfolio manager of the fund since May 2010. Messrs. Welch and Barton are dual employees of Dreyfus and Standish Mellon Asset Management Company LLC, an affiliate of Dreyfus.

Purchase and Sale of Fund Shares

In general, the fund’s minimum initial investment is $1,000 and the minimum subsequent investment is $100. You may sell your shares on any business day by calling 1-800-554-4611 or by visiting www.dreyfus.com. You may also send your request to sell shares to The Dreyfus Family of Funds, P.O. Box 55268, Boston, MA 02205-5268. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

The fund anticipates that virtually all dividends paid will be exempt from federal and Connecticut income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains. Although the fund seeks to provide income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Dreyfus State Municipal Bond Funds
Dreyfus Maryland Fund

Investment Objective

The fund seeks to maximize current income exempt from federal income tax and from Maryland state income tax, without undue risk.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section on page 30 of the prospectus and in the How to Buy Shares section on page B-30 of the fund’s Statement of Additional Information.

Shareholder fees (fees paid directly from your
investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)	4.50	none	none
Maximum deferred sales charge (load)
(as a percentage of lower of purchase or sale price)	none*	4.00	1.00
Annual fund operating expenses (expenses that you
pay each year as a percentage of the value of your
investment)

Management fees	.55	.55	.55
Distribution (12b-1) fees	none	.50	.75
Other expenses (including shareholder services fees)	.39	.50	.42
Total annual fund operating expenses	.94	1.55	1.72

*Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$542	$736	$947	$1,553
Class B	$558	$790	$1,045	$1,531
Class C	$275	$542	$933	$2,030

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$542	$736	$947	$1,553
Class B	$158	$490	$845	$1,531
Class C	$175	$542	$933	$2,030

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 9.96% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Maryland income taxes. The fund invests primarily in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade. The fund seeks bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

  Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue.

  Interest rate risk. Prices of municipal bonds tend to move inversely with changes in interest rates. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a municipal bond, can cause the bond's price to fall, potentially lowering the fund's share price. To the extent the fund invests in high yield (“junk”) bonds, its portfolio is subject to heightened credit risk.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically, even during periods of declining interest rates.

  State-specific risk. The fund is subject to the risk that the relevant state's economy, and the revenues underlying its municipal bonds, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

  Non-diversification risk. The fund is non-diversified, meaning that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s A shares from year to year. The table compares the average annual total returns of the fund’s shares to those of a broad measure of market performance. The fund’s past performance (before and after taxes) is no guarantee of future results. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com.

Year-by-year total returns as of 12/31 each year (%)

Best Quarter (Q1, 2009) 6.65%. Worst Quarter (Q4, 2008) -5.46%

The year-to-date total return of the fund’s Class A shares as of June 30, 2010 was 3.30%.

After-tax performance is shown only for Class A shares. After tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average annual total returns as of 12/31/09

Share Class	1 Year	5 Years	10 Years
Class A returns before taxes	13.09%	2.40%	4.15%
Class A returns after taxes on distributions	13.09%	2.39%	4.14%
Class A returns after taxes on distributions and sale of fund
shares	10.16%	2.62%	4.18%
Class B returns before taxes	13.55%	2.42%	4.31%
Class C returns before taxes	16.46%	2.54%	3.82%
Barclays Capital Municipal Bond Index reflects no
deduction for fees, expenses or taxes	12.91%	4.32%	5.75%

Portfolio Management

The fund’s investment adviser is The Dreyfus Corporation (Dreyfus). Jeffrey Burger has served as the fund’s primary portfolio manager since December 2009. Mr. Burger is a senior analyst for tax sensitive strategies at Standish Mellon Asset Management Company LLC, an affiliate of Dreyfus. He is also an employee of Dreyfus.

Purchase and Sale of Fund Shares

In general, the fund’s minimum initial investment is $1,000 and the minimum subsequent investment is $100. You may sell your shares on any business day by calling 1-800-554-4611 or by visiting www.dreyfus.com. You may also send your request to sell shares to The Dreyfus Family of Funds, P.O. Box 55268, Boston, MA 02205-5268. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

The fund anticipates that virtually all dividends paid will be exempt from federal and Maryland income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains. Although the fund seeks to provide income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Dreyfus State Municipal Bond Funds
Dreyfus Massachusetts Fund

Investment Objective

The fund seeks to maximize current income exempt from federal income tax and from Massachusetts state income tax, without undue risk.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section on page 30 of the prospectus and in the How to Buy Shares section on page B-30 of the fund’s Statement of Additional Information.

Shareholder fees (fees paid directly from your
investment)
	Class A	Class B	Class C	Class Z
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)	4.50	none	none	none
Maximum deferred sales charge (load)
(as a percentage of lower of purchase or sale price)	none*	4.00	1.00	none
Annual fund operating expenses (expenses that you
pay each year as a percentage of the value of your
investment)

Management fees	.55	.55	.55	.55
Distribution (12b-1) fees	none	.50	.75	none
Other expenses (including shareholder services fees)	.39	.52	.40	.18
Total annual fund operating expenses	.94	1.57	1.70	.73

*Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$542	$736	$947	$1,553
Class B	$560	$796	$1,055	$1,543
Class C	$273	$536	$923	$2,009
Class Z	$75	$233	$406	$906

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$542	$736	$947	$1,553
Class B	$160	$496	$855	$1,543
Class C	$173	$536	$923	$2,009
Class Z	$75	$233	$406	$906

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12.60% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Massachusetts income taxes. The fund invests primarily in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade. The fund seeks bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

  Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue.

  Interest rate risk. Prices of municipal bonds tend to move inversely with changes in interest rates. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a municipal bond, can cause the bond's price to fall, potentially lowering the fund's share price. To the extent the fund invests in high yield (“junk”) bonds, its portfolio is subject to heightened credit risk.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically, even during periods of declining interest rates.

  State-specific risk. The fund is subject to the risk that the relevant state's economy, and the revenues underlying its municipal bonds, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

  Non-diversification risk. The fund is non-diversified, meaning that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s A shares from year to year. The table compares the average annual total returns of the fund’s shares to those of a broad measure of market performance. The fund’s past performance (before and after taxes) is no guarantee of future results. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com.

Year-by-year total returns as of 12/31 each year (%)

Class A

Best Quarter (Q3, 2009) 7.31%. Worst Quarter (Q3, 2008) -3.82%

The year-to-date total return of the fund’s Class A shares as of June 30, 2010 was 2.65%.

After-tax performance is shown only for Class A shares. After tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average annual total returns as of 12/31/09
				Since
Share Class	1 Year	5 Years	10 Years	inception
Class A returns before taxes	9.24%	2.47%	4.75%	-
Class A returns after taxes on distributions	9.22%	2.44%	4.71%	-
Class A returns after taxes on distributions and sale of fund
shares	7.50%	2.67%	4.69%	-
Class B returns before taxes	9.70%	2.51%	4.90%	-
Class C returns before taxes	12.56%	2.66%	4.42%	-
Class Z (inception date – 10/20/04) returns before taxes	14.66%	3.63%	-	3.58%
Barclays Capital Municipal Bond Index reflects no
deduction for fees, expenses or taxes	12.91%	4.32%	5.75%	4.25%

Portfolio Management

The fund’s investment adviser is The Dreyfus Corporation (Dreyfus). James P. Welch has served as the fund's primary portfolio manager since July 2007. Mr. Welch has been employed by Dreyfus since October 2001. He is also an employee of Standish Mellon Asset Management Company LLC, an affiliate of Dreyfus.

Purchase and Sale of Fund Shares

In general, the fund’s minimum initial investment is $1,000 and the minimum subsequent investment is $100. You may sell your shares on any business day by calling 1-800-554-4611 or by visiting www.dreyfus.com. You may also send your request to sell shares to The Dreyfus Family of Funds, P.O. Box 55268, Boston, MA 02205-5268. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

The fund anticipates that virtually all dividends paid will be exempt from federal and Massachusetts income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains. Although the fund seeks to provide income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Dreyfus State Municipal Bond Funds
Dreyfus Minnesota Fund

Investment Objective

The fund seeks to maximize current income exempt from federal income tax and from Minnesota state income tax, without undue risk.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section on page 30 of the prospectus and in the How to Buy Shares section on page B-30 of the fund’s Statement of Additional Information.

Shareholder fees (fees paid directly from your
investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)	4.50	none	none
Maximum deferred sales charge (load)
(as a percentage of lower of purchase or sale price)	none*	4.00	1.00
Annual fund operating expenses (expenses that you
pay each year as a percentage of the value of your
investment)

Management fees	.55	.55	.55
Distribution (12b-1) fees	none	.50	.75
Other expenses (including shareholder services fees)	.39	.52	.41
Total annual fund operating expenses	.94	1.57	1.71

*Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$542	$736	$947	$1,553
Class B	$560	$796	$1,055	$1,543
Class C	$274	$539	$928	$2,019

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$542	$736	$947	$1,553
Class B	$160	$496	$855	$1,543
Class C	$174	$539	$928	$2,019

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12.88% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Minnesota income taxes. The fund invests primarily in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade. The fund seeks bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

  Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue.

  Interest rate risk. Prices of municipal bonds tend to move inversely with changes in interest rates. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a municipal bond, can cause the bond's price to fall, potentially lowering the fund's share price. To the extent the fund invests in high yield (“junk”) bonds, its portfolio is subject to heightened credit risk.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically, even during periods of declining interest rates.

  State-specific risk. The fund is subject to the risk that the relevant state's economy, and the revenues underlying its municipal bonds, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

  Non-diversification risk. The fund is non-diversified, meaning that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s A shares from year to year. The table compares the average annual total returns of the fund’s shares to those of a broad measure of market performance. The fund’s past performance (before and after taxes) is no guarantee of future results. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com.

Year-by-year total returns as of 12/31 each year (%)

Class A

Best Quarter (Q1, 2009) 6.96%. Worst Quarter (Q3, 2008) -2.92%

The year-to-date total return of the fund’s Class A shares as of June 30, 2010 was 2.76%.

After-tax performance is shown only for Class A shares. After tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average annual total returns as of 12/31/09

Share Class	1 Year	5 Years	10 Years
Class A returns before taxes	9.86%	3.00%	4.93%
Class A returns after taxes on distributions	9.86%	2.98%	4.90%
Class A returns after taxes on distributions and sale of fund
shares	7.90%	3.15%	4.87%
Class B returns before taxes	10.33%	3.08%	5.10%
Class C returns before taxes	13.20%	3.19%	4.62%
Barclays Capital Municipal Bond Index reflects no
deduction for fees, expenses or taxes	12.91%	4.32%	5.75%

Portfolio Management

The fund’s investment adviser is The Dreyfus Corporation (Dreyfus). David Belton has served as the fund’s primary portfolio manager since December 2009. Mr. Belton is Head of Municipal Bond Research at Standish Mellon Asset Management Company LLC, an affiliate of Dreyfus. He is also an employee of Dreyfus.

Purchase and Sale of Fund Shares

In general, the fund’s minimum initial investment is $1,000 and the minimum subsequent investment is $100. You may sell your shares on any business day by calling 1-800-554-4611 or by visiting www.dreyfus.com. You may also send your request to sell shares to The Dreyfus Family of Funds, P.O. Box 55268, Boston, MA 02205-5268. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

The fund anticipates that virtually all dividends paid will be exempt from federal and Minnesota income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains. Although the fund seeks to provide income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Dreyfus State Municipal Bond Funds
Dreyfus Ohio Fund

Investment Objective

The fund seeks to maximize current income exempt from federal income tax and from Ohio state income tax, without undue risk.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section on page 30 of the prospectus and in the How to Buy Shares section on page B-30 of the fund’s Statement of Additional Information.

Shareholder fees (fees paid directly from your
investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)	4.50	none	none
Maximum deferred sales charge (load)
(as a percentage of lower of purchase or sale price)	none*	4.00	1.00
Annual fund operating expenses (expenses that you
pay each year as a percentage of the value of your
investment)

Management fees	.55	.55	.55
Distribution (12b-1) fees	none	.50	.75
Other expenses (including shareholder services fees) **	.42	.51	.43
Total annual fund operating expenses	.97	1.56	1.73

*Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

**Other expenses include interest expense associated with the fund’s investment in inverse floaters. Not shown in the table is additional income generated by the investments which was approximately the same as the interest expense.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$545	$745	$962	$1,586
Class B	$559	$793	$1,050	$1,553
Class C	$276	$545	$939	$2,041

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$545	$745	$962	$1,586
Class B	$159	$493	$850	$1,553
Class C	$176	$545	$939	$2,041

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 15.70% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Ohio income taxes. The fund invests primarily in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade. The fund seeks bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

  Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue.

  Interest rate risk. Prices of municipal bonds tend to move inversely with changes in interest rates. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a municipal bond, can cause the bond's price to fall, potentially lowering the fund's share price. To the extent the fund invests in high yield (“junk”) bonds, its portfolio is subject to heightened credit risk.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically, even during periods of declining interest rates.

  State-specific risk. The fund is subject to the risk that the relevant state's economy, and the revenues underlying its municipal bonds, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

  Non-diversification risk. The fund is non-diversified, meaning that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s A shares from year to year. The table compares the average annual total returns of the fund’s shares to those of a broad measure of market performance. The fund’s past performance (before and after taxes) is no guarantee of future results. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com.

Year-by-year total returns as of 12/31 each year (%)

Class A

Best Quarter (Q3, 2009) 6.83%. Worst Quarter (Q3, 2008) -3.34%

The year-to-date total return of the fund’s Class A shares as of June 30, 2010 was 1.83%.

After-tax performance is shown only for Class A shares. After tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average annual total returns as of 12/31/09

Share Class	1 Year	5 Years	10 Years
Class A returns before taxes	8.31%	2.04%	4.14%
Class A returns after taxes on distributions	8.31%	2.04%	4.14%
Class A returns after taxes on distributions and sale of fund
shares	7.06%	2.34%	4.19%
Class B returns before taxes	8.52%	2.04%	4.32%
Class C returns before taxes	11.54%	2.20%	3.85%
Barclays Capital Municipal Bond Index reflects no
deduction for fees, expenses or taxes	12.91%	4.32%	5.75%

Portfolio Management

The fund’s investment adviser is The Dreyfus Corporation (Dreyfus). David Belton has served as the fund's primary portfolio manager since December 2009. Mr. Belton is Head of Municipal Bond Research at Standish Mellon Asset Management Company LLC, an affiliate of Dreyfus. He is also an employee of Dreyfus.

Purchase and Sale of Fund Shares

In general, the fund’s minimum initial investment is $1,000 and the minimum subsequent investment is $100. You may sell your shares on any business day by calling 1-800-554-4611 or by visiting www.dreyfus.com. You may also send your request to sell shares to The Dreyfus Family of Funds, P.O. Box 55268, Boston, MA 02205-5268. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

The fund anticipates that virtually all dividends paid will be exempt from federal and Ohio income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains. Although the fund seeks to provide income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Dreyfus State Municipal Bond Funds
Dreyfus Pennsylvania Fund

Investment Objective

The fund seeks to maximize current income exempt from federal income tax and from Pennsylvania state income tax, without undue risk.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section on page 30 of the prospectus and in the How to Buy Shares section on page B-30 of the fund’s Statement of Additional Information.

Shareholder fees (fees paid directly from your
investment)
	Class A	Class B	Class C	Class Z
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)	4.50	none	none	none
Maximum deferred sales charge (load)
(as a percentage of lower of purchase or sale price)	none*	4.00	1.00	none
Annual fund operating expenses (expenses that you
pay each year as a percentage of the value of your
investment)

Management fees	.55	.55	.55	.55
Distribution (12b-1) fees	none	.50	.75	none
Other expenses (including shareholder services fees)	.39	.51	.39	.17
Total annual fund operating expenses	.94	1.56	1.69	.72

*Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$542	$736	$947	$1,553
Class B	$559	$793	$1,050	$1,537
Class C	$272	$533	$918	$1,998
Class Z	$74	$230	$401	$894

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$542	$736	$947	$1,553
Class B	$159	$493	$850	$1,537
Class C	$172	$533	$918	$1,998
Class Z	$74	$230	$401	$894

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 10.93% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Pennsylvania income taxes. The fund invests primarily in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade. The fund seeks bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

  Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue.

  Interest rate risk. Prices of municipal bonds tend to move inversely with changes in interest rates. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a municipal bond, can cause the bond's price to fall, potentially lowering the fund's share price. To the extent the fund invests in high yield (“junk”) bonds, its portfolio is subject to heightened credit risk.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically, even during periods of declining interest rates.

  State-specific risk. The fund is subject to the risk that the relevant state's economy, and the revenues underlying its municipal bonds, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

  Non-diversification risk. The fund is non-diversified, meaning that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s A shares from year to year. The table compares the average annual total returns of the fund’s shares to those of a broad measure of market performance. The fund’s past performance (before and after taxes) is no guarantee of future results. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com.

Year-by-year total returns as of 12/31 each year (%)

Class A

Best Quarter (Q3, 2009) 6.98%. Worst Quarter (Q3, 2008) -2.47%

The year-to-date total return of the fund’s Class A shares as of June 30, 2010 was 2.82%.

After-tax performance is shown only for Class A shares. After tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average annual total returns as of 12/31/09
				Since
Share Class	1 Year	5 Years	10 Years	inception
Class A returns before taxes	9.23%	2.70%	4.55%	-
Class A returns after taxes on distributions	9.23%	2.70%	4.54%	-
Class A returns after taxes on distributions and sale of fund
shares	7.53%	2.87%	4.51%	-
Class B returns before taxes	9.60%	2.73%	4.70%	-
Class C returns before taxes	12.50%	2.89%	4.26%	-
Class Z (inception date – 11/29/07) returns before taxes	14.60%	-	-	4.20%
Barclays Capital Municipal Bond Index reflects no
deduction for fees, expenses or taxes	12.91%	4.32%	5.75%	4.88%

Portfolio Management

The fund’s investment adviser is The Dreyfus Corporation (Dreyfus). Steven Harvey has been the fund’s primary portfolio manager since October 2009. Mr. Harvey is a senior portfolio manager for tax-sensitive strategies at Standish Mellon Asset Management Company LLC, an affiliate of Dreyfus, where he has been employed since 2000. Mr. Harvey manages other national and state-specific municipal bond funds managed by Dreyfus, where he has been employed since April 2009.

Purchase and Sale of Fund Shares

In general, the fund’s minimum initial investment is $1,000 and the minimum subsequent investment is $100. You may sell your shares on any business day by calling 1-800-554-4611 or by visiting www.dreyfus.com. You may also send your request to sell shares to The Dreyfus Family of Funds, P.O. Box 55268, Boston, MA 02205-5268. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

The fund anticipates that virtually all dividends paid will be exempt from federal and Pennsylvania income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains. Although the fund seeks to provide income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Details

Goal and Approach

Each fund seeks to maximize current income exempt from federal income tax and, where applicable, from state income tax, without undue risk. To pursue this goal, each fund normally invests substantially all of its assets in municipal bonds of the state after which it is named and certain other securities that provide income exempt from federal income tax and, where applicable, from the income tax of such state.

Each fund invests at least 70% of its assets in municipal bonds rated investment grade (Baa/BBB or higher) or the unrated equivalent as determined by The Dreyfus Corporation (Dreyfus). For additional yield, each fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of each fund’s portfolio is expected to exceed ten years.

The portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting. The portfolio managers select municipal bonds for the fund's portfolio by: • Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market; and • Actively trading among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Although each fund seeks to provide income exempt from federal and, where applicable, state personal income taxes, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax. In addition, each fund temporarily may invest in taxable bonds and/or municipal bonds that pay income exempt only from federal personal income tax, including when the portfolio manager believes acceptable municipal bonds of the state after which the fund is named are not available for investment.

Each fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes and interest rates) and inverse floaters, as a substitute for investing directly in an underlying asset, to increase returns, to manage credit or interest rate risk, or as part of a hedging strategy. Each fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates (inverse floaters) and may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today. Inverse floaters are created by depositing municipal bonds in a trust which divides the bond’s income stream into two parts: a short-term variable rate demand note and a residual interest bond (the inverse floater) which receives interest based on the remaining cash flow of the trust after payment of interest on the note and various trust expenses. Interest on the inverse floater usually moves in the opposite direction as the interest on the variable rate demand note.

Investment Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

  Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue.

  Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund’s share price. The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to interest rates.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond’s price to fall, potentially lowering the fund’s share price. Although the fund invests primarily in bonds rated investment grade, it may invest to a limited extent in high yield bonds. High yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less developed and less liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices.

  State-specific risk. The fund is subject to the risk that the relevant state’s economy, and the revenues underlying its municipal bonds, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

  Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

In addition to the principal risks described above, the fund is subject to the following additional risks:

  Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.

  Tax risk. To be tax-exempt, municipal bonds generally must meet certain regulatory requirements. If any such municipal bond fails to meet these regulatory requirements, the interest received by the fund from its investment in such bonds and distributed to fund shareholders will be taxable.

  Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of “callable” issues are subject to increased price fluctuation.

  Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms. Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risk. Additionally, some derivatives involve economic leverage, which could increase the volatility of these investments as they may fluctuate in value more than the underlying instrument. Certain derivatives may cause taxable income.

  Leveraging risk. The use of leverage, such as lending portfolio securities, entering into futures contracts, investing in inverse floaters, and engaging in forward commitment transactions, may cause taxable income and may magnify the fund’s gains or losses.

  Other potential risks. The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.
  Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities or money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

Management

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $280 billion in 195 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.55% of the respective fund’s average daily net assets. A discussion regarding the basis for the board’s approving each fund’s management agreement with Dreyfus is available in each fund’s semi-annual report for the fiscal period ended October 31, 2009. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $21.8 trillion in assets under custody and administration and $1.0 trillion in assets under management, and it services more than $11.6 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

David Belton has been primary portfolio manager of the Dreyfus Minnesota and Ohio Funds, and Jeffrey Burger has been primary portfolio manager of the Dreyfus Maryland Fund, since December 2009.

Mr. Belton is Head of Municipal Bond Research at Standish Mellon Asset Management Company LLC (Standish), an affiliate of Dreyfus, where he has been employed since November 1997. Mr. Burger is a senior analyst for tax sensitive strategies at Standish, where he has been employed since July 2009. Prior to joining Standish, Mr. Burger had worked at Columbia Management as a portfolio manager and research analyst and previously held a senior level analyst position at Fitch Ratings. Mr. Belton and Mr. Burger each manage a number of state-specific municipal bond funds managed by Dreyfus, where they have been employed since December 2009.

Steven Harvey has been primary portfolio manager of the Dreyfus Pennsylvania Fund since October 2009. Mr. Harvey is a senior portfolio manager for tax-sensitive strategies at Standish, where he has been employed since 2000. Mr. Harvey manages other national and state-specific municipal bond funds managed by Dreyfus, where he has been employed since April 2009.

The Dreyfus Connecticut Fund is co-managed by James P. Welch and Daniel Barton. Mr. Welch has been a primary portfolio manager of the Dreyfus Connecticut Fund since November 2001 and primary portfolio manager of the Dreyfus Massachusetts Fund since July 2007. Mr. Barton has been a primary portfolio manager of the Dreyfus Connecticut Fund since May 2010. Thomas Casey has been an additional portfolio manager of the Dreyfus Massachusetts Fund since April 2009.

Mr. Welch is a portfolio manager for Standish, where he has been employed since April 2009. Mr. Barton is a senior analyst for tax exempt bonds at Standish, where he has been employed since 2005. Mr. Casey is a senior portfolio manager for tax-sensitive strategies at Standish, where he has been employed since 1993. Mr. Welch, Mr. Barton and Mr. Casey manage other national and state-specific municipal bond funds managed by Dreyfus, where they have been employed since October 200l, December 2009 and April 2009, respectively.

The fund’s SAI provides additional portfolio manager information, including compensation, other accounts managed and ownership of fund shares.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and for the other funds in the Dreyfus Family of Funds. Rule 12b-1 fees and shareholder services fees, as applicable, are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

Shareholder Guide

Choosing a Share Class

The fund is designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser. Third parties with whom you open a fund account may impose policies, limitations and fees that are different from those described in this prospectus. Consult a representative of your financial institution for further information.

This prospectus offers Class A, B, C, I and Z shares of the fund.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that any contingent deferred sales charge (CDSC) or Rule 12b-1 fees have the same purpose as the front-end sales charge: to compensate the distributor for concessions and expenses it pays to dealers and financial institutions in connection with the sale of fund shares. A CDSC is not charged on fund shares acquired through the reinvestment of fund dividends. Because the Rule 12b-1 fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The different classes of fund shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

A complete description of these classes follows. You should review these arrangements with your financial representative before determining which class to invest in.

Class A shares

When you invest in Class A shares, you pay the public offering price, which is the share price, or net asset value (NAV), plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge (see “Sales charge reductions and waivers”). Class A shares are subject to an ongoing shareholder services fee of .25% paid to the fund's distributor for shareholder account service and maintenance.

Since some of your investment goes to pay an upfront sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class C shares, and paying an up-front sales charge if you:

  plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class C shares may eventually exceed the cost of the up-front sales charge; and

  qualify for a reduced or waived sales charge

If you invest $1 million or more (and are not eligible to purchase Class I or Class Z shares), Class A shares will always be the most advantageous choice.

	Total Sales Load* -- Class A Shares
	As a % of offering	As a % of net asset
Amount of Transaction	price per share	value per share

Less than $50,000	4.50	4.70
$50,000 to less than $100,000	4.00	4.20
$100,000 to less than $250,000	3.00	3.10
$250,000 to less than $500,000	2.50	2.60
$500,000 to less than $1,000,000	2.00	2.00
$1,000,000 or more*	-0-	-0-

*Investments of $1 million or more may be subject to a 1% CDSC if sold within one year of purchase.

Sales charge reductions and waivers

To receive a reduction or waiver of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of certain Dreyfus Funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.dreyfus.com and in the SAI.

You can reduce your initial sales charge in the following ways:

  Rights of accumulation. You can count toward the amount of your investment your total account value in all share classes of the fund and certain other Dreyfus Funds that are subject to a sales charge. For example, if you have $1 million invested in shares of certain other Dreyfus Funds that are subject to a sales charge, you can invest in Class A shares of any fund without an initial sales charge.
  We may terminate or change this privilege at any time on written notice.

  Letter of intent. You can sign a letter of intent, in which you agree to invest a certain amount (your goal) in the fund and certain other Dreyfus Funds over a 13-month period, and your initial sales charge will be based on your goal. A 90-day back-dated period can also be used to count previous purchases toward your goal. Your goal must be at least $50,000, and your initial investment must be at least $5,000. The sales charge will be adjusted if you do not meet your goal.

  Combine with family members. You can also count toward the amount of your investment all investments in certain other Dreyfus Funds, in any class of shares that is subject to a sales charge, by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges. (See “How to Buy Shares” in the SAI.)

Class A shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

  full-time or part-time employees, and their family members, of Dreyfus or any of its affiliates board members of Dreyfus and board members of the Dreyfus Family of Funds full-time employees, and their family members, of financial institutions that have entered into selling agreements with the fund’s distributor

  “wrap” accounts for the benefit of clients of financial institutions, provided they have entered into an agreement with the fund’s distributor specifying operating policies and standards qualified separate accounts maintained by an insurance company; any state, county or city or instrumentality thereof; charitable organizations investing $50,000 or more in fund shares; and charitable remainder trusts qualified investors who (i) purchase Class A shares directly through the fund’s distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the distributor in a Dreyfus Fund since on or before February 28, 2006 investors with cash proceeds from the investor’s exercise of employment-related stock options, whether invested in the fund directly or indirectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse or minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options members of qualified affinity groups who purchase Class A shares directly through the fund’s distributor, provided that the qualified affinity group has entered into an affinity agreement with the distributor

Class C shares

Since you pay no initial sales charge, an investment of less than $1 million in Class C shares buys more shares than the same investment would in Class A shares. However, Class C shares are subject to an annual Rule 12b-1 fee of .75% and an ongoing shareholder services fee of .25% paid to the fund's distributor for shareholder account service and maintenance. Over time, the Rule 12b-1 fees may cost you more than paying an initial sales charge on Class A shares. Class C shares redeemed within one year of purchase are subject to a 1% CDSC.

Because Class A shares will always be a more favorable investment than Class C shares for investments of $1 million or more, the fund will generally not accept a purchase order for Class C shares in the amount of $1 million or more. While the fund will take reasonable steps to prevent investments of $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class I shares

Since you pay no initial sales charge, an investment of less than $1 million in Class I shares buys more shares than the same investment would in a class that charges an initial sales charge. There is also no CDSC imposed on redemptions of Class I shares, and you do not pay any ongoing service or distribution fees.

Class I shares may be purchased by:

  bank trust departments, trust companies and insurance companies that have entered into agreements with the fund’s distributor to offer Class I shares to their clients institutional investors acting in a fiduciary, advisory, agency, custodial or similar capacity for qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities, trade or labor unions, or state and local governments, and IRAs set up under Simplified Employee Pension Plans that have entered into agreements with the fund’s distributor to offer Class I shares to such plans law firms or attorneys acting as trustees or executors/administrators foundations and endowments that make an initial investment in the fund of at least $1 million sponsors of college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code, that maintain an omnibus account with the fund and do not require shareholder tax reporting or 529 account support responsibilities from the fund’s distributor advisory fee-based accounts offered through financial intermediaries who, depending on the structure of the selected advisory platform, make Class I shares available

Class B shares

Class B shares are offered only in connection with dividend reinvestment and exchanges of Class B shares of certain other Dreyfus Funds or certain eligible shares of Dreyfus Worldwide Dollar Money Market Fund, Inc.

Class B shares are subject to an annual Rule 12b-1 fee of .50%, and to an ongoing shareholder services fee of .25% paid to the fund's distributor for shareholder account service and maintenance. Class B shares convert to Class A shares (which are not subject to a Rule 12b-1 fee) approximately six years after the date they were purchased. Class B shares sold within six years of purchase are subject to the following CDSCs:

CDSC as a % of Amount
Invested or Redemption Proceeds
Year Since Purchase Payment Was Made	(whichever is less)

First	4.00
Second	4.00
Third	3.00
Fourth	3.00
Fifth	2.00
Sixth	1.00

Class Z shares generally are not available for new accounts

Class Z shares generally are offered only to shareholders of the fund who received Class Z shares of the Dreyfus Connecticut, Massachusetts or Pennsylvania Fund in exchange for their shares of a Dreyfus-managed fund as a result of the reorganization of such fund.

Class Z shares reimburse the distributor for shareholder account service and maintenance expenses up to an annual rate of .25%.

CDSC waivers

The fund’s CDSC on Class A, B and C shares may be waived in the following cases:

  permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased redemptions made within one year of death or disability of the shareholder redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½

  redemptions made through the fund’s Automatic Withdrawal Plan, if such redemptions do not exceed 12% of the value of the account annually.

Buying and Selling Shares

Dreyfus generally calculates fund NAVs as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the NYSE is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. When calculating NAVs, Dreyfus values equity investments on the basis of market quotations or official closing prices. Dreyfus generally values fixed income investments based on values supplied by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board. If market quotations or prices from a pricing service are not readily available, or are determined not to reflect accurately fair value, the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Under certain circumstances, the fair value of foreign equity securities will be provided by an independent pricing service. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Funds that seek tax-exempt income are not recommended for purchase in IRAs or other qualified retirement plans. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund.

Investments in certain types of thinly traded securities may provide short-term traders arbitrage opportunities with respect to the fund’s shares. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors of the fund were able to take advantage of these arbitrage opportunities, they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of the fund’s NAV by short-term traders. While the fund has a policy regarding frequent trading, it too may not be completely effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see “Shareholder Guide — General Policies” for further information about the fund’s frequent trading policy.

Orders to buy and sell shares received by an authorized entity (such as a bank, broker-dealer or financial adviser, or 401(k) or other retirement plan that has entered into an agreement with the fund’s distributor) by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (usually 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

How to Buy Shares

By Mail – Regular Accounts. To open a regular account, complete an application and mail it, together with a check payable to The Dreyfus Family of Funds, to:

The Dreyfus Family of Funds
P.O. Box 55268
Boston, MA 02205-5268
Attn: Institutional Processing

To purchase additional shares in a regular account, mail a check payable to The Dreyfus Family of Funds (with your account number on your check), together with an investment slip, to the above address.

By Mail – IRA Accounts. To open an IRA account or make additional investments in an IRA account, be sure to specify the fund name and the year for which the contribution is being made. When opening a new account include a completed IRA application, and when making additional investments include an investment slip. Make checks payable to The Dreyfus Family of Funds, and mail to:

The Bank of New York Mellon, Custodian
P.O. Box 55552
Boston, MA 02205-5552
Attn: Institutional Processing

Electronic Check or Wire. To purchase shares in a regular or IRA account by wire or electronic check, please call 1-800-554-4611 (inside the U.S. only) for more information.

Dreyfus TeleTransfer. To purchase additional shares in a regular or IRA account by Dreyfus TeleTransfer, which will transfer money from a pre-designated bank account, request the account service on your application. Call 1-800-554-4611 (inside the U.S. only) or visit www.dreyfus.com to request your transaction.

Automatically. You may purchase additional shares in a regular or IRA account by selecting one of Dreyfus’ automatic investment services made available to the fund on your account application or service application. See “Services for Fund Investors.” In Person. Visit a Dreyfus Financial Center. Please call us for locations.

The minimum initial and subsequent investment for regular accounts is $1,000 and $100, respectively. Investments made through Dreyfus TeleTransfer are subject to a $150,000 maximum per day. All investments must be in U.S. dollars. Third party checks, cash, travelers checks or money orders will not be accepted. You may be charged a fee for any check that does not clear.

How to Sell Shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request.Your order will be processed promptly and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on fund shares you acquired by reinvesting your fund dividends. As described above in this prospectus, there are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or refer to the SAI for additional details.

Before selling or writing a check against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

  if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares the fund will not honor redemption checks, or process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

By Mail – Regular Accounts. To redeem shares in a regular account by mail, send a letter of instruction that includes your name, your account number, the name of the fund, the share class the dollar amount to be redeemed and how and where to send the proceeds. Mail your request to:

The Dreyfus Family of Funds
P.O. Box 55268
Boston, MA 02205-5268

By Mail – IRA Accounts. To redeem shares in an IRA account by mail, send a letter of instruction that includes all of the same information for regular accounts and indicate whether the distribution is qualified or premature and whether the 10% TEFRA should be withheld. Mail your request to:

The Bank of New York Mellon, Custodian
P.O. Box 55552
Boston, MA 02205-5552

A signature guarantee is required for some written sell orders. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address amounts of $100,000 or more

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

Telephone or Online. To sell shares in a regular account, call Dreyfus at 1-800-554-4611 (inside the U.S. only) or visit www.dreyfus.com to request your transaction.

A check will be mailed to your address of record or you may request a wire or electronic check (Dreyfus TeleTransfer). For wires or Dreyfus TeleTransfer, be sure that the fund has your bank account information on file. Proceeds will be wired or sent by electronic check to your bank account.

You may request that redemption proceeds be paid by check and mailed to your address (maximum $250,000 per day). You may request that redemption proceeds be sent to your bank by wire (minimum $1,000/maximum $20,000 per day) or by Dreyfus TeleTransfer (minimum $500/maximum $20,000 per day). Holders of jointly registered fund or bank accounts may redeem by wire or through DreyfusTeletransfer up to $500,000 within any 30-day period.

Automatically. You may sell shares in a regular account by calling 1-800-554-4611 (inside the U.S. only) for instructions on how to establish the Dreyfus Automatic Withdrawal Plan. You may sell shares in an IRA account by calling the above number for instructions on the Automatic Withdrawal Plan.

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

General Policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors. Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, Dreyfus and the fund’s board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Dreyfus and the fund will not enter into arrangements with any person or group to permit frequent trading.

The fund also reserves the right to:

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts

  delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)

  “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)

  refuse any purchase or exchange request, including those from any individual or group who, in Dreyfus’ view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading. A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges, automatic non-discretionary rebalancing programs, and minimum required retirement distributions generally are not considered to be frequent trading. For employer-sponsored benefit plans, generally only participant-initiated exchange transactions are subject to the roundtrip limit.

Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus Funds and BNY Mellon Funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while Dreyfus seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

Fund shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Dreyfus’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited. However, the agreements between the distributor and financial intermediaries include obligations to comply with the terms of this prospectus and to provide Dreyfus, upon request, with information concerning the trading activity of investors whose shares are held in omnibus accounts. If Dreyfus determines that any such investor has engaged in frequent trading of fund shares, Dreyfus may require the intermediary to restrict or prohibit future purchases or exchanges of fund shares by that investor.

Certain retirement plans and intermediaries that maintain omnibus accounts with the fund may have developed policies designed to control frequent trading that may differ from the fund’s policy. At its sole discretion, the fund may permit such intermediaries to apply their own frequent trading policy. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor), please contact the intermediary for information on the frequent trading policies applicable to your account.

To the extent the fund significantly invests in thinly traded securities, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Although the fund’s frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Small Account Policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

Distributions and Taxes

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

The fund anticipates that virtually all dividends paid to you will be exempt from federal and , where applicable, from state personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

For state income tax purposes, distributions derived from interest on municipal securities of state issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to state personal income taxes.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

Services for Fund Investors

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. If you purchase shares through a third party, the third party may impose different restrictions on these services and privileges, or may not make them available at all. For information, call your financial representative or 1-800-554-4611. Holders of Class Z shares should call 1-800-645-6561.

Dreyfus Automatic Asset Builder® permits you to purchase fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

Dreyfus Payroll Savings Plan permits you to purchase fund shares (minimum of $100 per transaction) automatically through a payroll deduction.

Dreyfus Government Direct Deposit permits you to purchase fund shares (minimum of $100 and maximum of $50,000 per transaction) automatically from your federal employment, Social Security or other regular federal government check.

Dreyfus Dividend Sweep permits you to automatically reinvest dividends and distributions from the fund into another Dreyfus Fund (not available for IRAs).

Dreyfus Auto-Exchange Privilege permits you to exchange at regular intervals your fund shares for shares of other Dreyfus Funds.

Dreyfus Automatic Withdrawal Plan permits you to make withdrawals (minimum of $50) on a monthly or quarterly basis, provided your account balance is at least $5,000. Any CDSC will be waived, as long as the amount of any withdrawal does not exceed on an annual basis 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange privilege

Generally, you can exchange shares worth $500 or more (no minimum for retirement accounts) into other Dreyfus Funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one. See the SAI for more information regarding exchanges.

You can also exchange Class Z shares into shares of certain other Dreyfus Funds. You can request your exchange by contacting your financial representative. Holders of Class Z shares also may request an exchange in writing, by phone or online.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus Fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative. Shares held in an IRA or Education Savings Account may not be redeemed through the Dreyfus TeleTransfer privilege.

Account Statements

Every Dreyfus Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Reinvestment Privilege

Upon written request, you can reinvest up to the number of Class A shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Dreyfus Express® voice-activated account access (Class Z only)

You can easily manage your Dreyfus accounts, check your account balances, purchase fund shares, transfer money between your Dreyfus Funds, get price and yield information, and much more, by calling 1-800-645-6561. Certain requests require the services of a representative.

Checkwriting privilege

You may write redemption checks against your account for Class A or Class Z shares in amounts of $500 or more. These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Dreyfus Financial Centers

A full array of investment services and products are offered at Dreyfus Financial Centers. This includes information on mutual funds, brokerage services, tax-advantaged products and retirements planning.

Experienced financial advisers can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find out whether a Financial Center is near you, call 1-800-645-6561.

Financial Highlights

Dreyfus Connecticut Fund

These financial highlights describe the performance of the fund’s shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

			Year Ended April 30,
Class A Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	11.16	11.55	11.87	11.78	12.11
Investment Operations:
Investment income--net[a]	.47	.47	.48	.49	.51
Net realized and unrealized gain (loss) on investments	.52	(.39)	(.30)	.09	(.33)
Total from Investment Operations	.99	.08	.18	.58	.18
Distributions:
Dividends from investment income--net	(.47)	(.47)	(.48)	(.49)	(.51)
Dividends from net realized gain on investments	-	-	(.02)	-	-
Total Distributions	(.47)	(.47)	(.50)	(.49)	(.51)
Net asset value, end of period	11.68	11.16	11.55	11.87	11.78
Total Return (%)[b]	8.98	.86	1.54	5.04	1.52
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.90	.93	1.10	1.20	1.13
Ratio of net expenses to average net assets	.90 [c]	.93 [c]	1.09	1.19	1.13[c]
Ratio of interest expense related to floating rate notes
issued to average net assets	-	.02	.20	.30	.23
Ratio of net investment income to average net assets	4.07	4.29	4.12	4.17	4.29
Portfolio Turnover Rate	11.42	26.41	44.96	43.87	14.24
Net Assets, end of period ($ x 1,000)	246,190	238,183	248,300	257,627	259,930

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Expense waivers and/or reimbursements amounted to less than .01%.

		Year Ended April 30,
Class B Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	11.15	11.54	11.86	11.77	12.10
Investment Operations:
Investment income--net[a]	.38	.40	.41	.43	.45
Net realized and unrealized gain (loss) on investments	.53	(.38)	(.30)	.09	(.33)
Total from Investment Operations	.91	.02	.11	.52	.12
Distributions:
Dividends from investment income--net	(.39)	(.41)	(.41)	(.43)	(.45)
Dividends from net realized gain on investments	-	-	(.02)	-	-
Total Distributions	(.39)	(.41)	(.43)	(.43)	(.45)
Net asset value, end of period	11.67	11.15	11.54	11.86	11.77
Total Return (%)[b]	8.31	.26	.97	4.50	1.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.54	1.52	1.66	1.72	1.66
Ratio of net expenses to average net assets	1.54[c]	1.52[c]	1.65	1.71	1.66[c]
Ratio of interest expense related to floating rate notes
issued to average net assets	-	.02	.20	.30	.23
Ratio of net investment income to average net assets	3.47	3.68	3.56	3.66	3.76
Portfolio Turnover Rate	11.42	26.41	44.96	43.87	14.24
Net Assets, end of period ($ x 1,000)	1,128	2,825	7,541	17,314	24,853

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Expense waivers and/or reimbursements amounted to less than .01%.

		Year Ended April 30,
Class C Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	11.14	11.53	11.85	11.76	12.09
Investment Operations:
Investment income--net[a]	.38	.39	.39	.40	.42
Net realized and unrealized gain (loss) on investments	.52	(.39)	(.30)	.09	(.33)
Total from Investment Operations	.90	-	.09	.49	.09
Distributions:
Dividends from investment income--net	(.38)	(.39)	(.39)	(.40)	(.42)
Dividends from net realized gain on investments	-	-	(.02)	-	-
Total Distributions	(.38)	(.39)	(.41)	(.40)	(.42)
Net asset value, end of period	11.66	11.14	11.53	11.85	11.76
Total Return (%)[b]	8.17	.09	.76	4.25	.76
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.66	1.69	1.86	1.96	1.89
Ratio of net expenses to average net assets	1.66[c]	1.68	1.85	1.95	1.89[c]
Ratio of interest expense related to floating rate notes
issued to average net assets	-	.02	.20	.30	.23
Ratio of net investment income to average net assets	3.30	3.53	3.35	3.41	3.52
Portfolio Turnover Rate	11.42	26.41	44.96	43.87	14.24
Net Assets, end of period ($ x 1,000)	18,466	15,045	12,640	11,021	11,429

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Expense waivers and/or reimbursements amounted to less than .01%.

	Period Ended April 30,
Class I Shares	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	11.16	10.13
Investment Operations:
Investment income—net[b]	.44	.19
Net realized and unrealized gain (loss) on investments	.58	1.03
Total from Investment Operations	1.02	1.22
Distributions:
Dividends from investment income--net	(.50)	(.19)
Net asset value, end of period	11.68	11.16
Total Return (%)	9.27	12.10[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70	.64 [d]
Ratio of net expenses to average net assets	.65	.63 [d]
Ratio of interest expense related to floating rate notes
issued to average net assets	-	.02
Ratio of net investment income to average net assets[d]	4.30	4.70[d]
Portfolio Turnover Rate	11.42	26.41
Net Assets, end of period ($ x 1,000)	5,441	11

a From December 15, 2008 (commencement of initial offering) to April 20, 2009.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annualized.

	Year Ended April 30,
Class Z Shares	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	11.16	11.55	11.79
Investment Operations:
Investment income--net[b]	.49	.49	.46
Net realized and unrealized gain (loss) on investments	.51	(.39)	(.22)
Total from Investment Operations	1.00	.10	.24
Distributions:
Dividends from investment income--net	(.49)	(.49)	(.46)
Dividends from net realized gain on investments	-	-	(.02)
Total Distributions	(.49)	(.49)	(.48)
Net asset value, end of period	11.67	11.16	11.55
Total Return (%)	9.11	1.03	2.04[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70	.76	.94 [d]
Ratio of net expenses to average net assets	.70 [e]	.76 [e]	.93 [d]
Ratio of interest expense related to floating rate notes
issued to average net assets	-	.02	.20
Ratio of net investment income to average net assets	4.27	4.46	4.31[d]
Portfolio Turnover Rate	11.42	26.41	44.96
Net Assets, end of period ($ x 1,000)	112,728	108,416	118,444

a From June 1, 2007 (commencement of initial offering) to April 30, 2008.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annualized.
e Expense waivers and/or reimbursements amounted to less than .01%.

Financial Highlights

Dreyfus Maryland Fund

These financial highlights describe the performance of the fund’s shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

			Year Ended April 30,
Class A Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	11.29	11.83	12.24	12.12	12.36
Investment Operations:
Investment income--net[a]	.51	.51	.49	.48	.48
Net realized and unrealized gain (loss) on investments	.68	(.54)	(.41)	.12	(.24)
Total from Investment Operations	1.19	(.03)	.08	.60	.24
Distributions:
Dividends from investment income--net	(.50)	(.51)	(.49)	(.48)	(.48)
Dividends from net realized gain on investments	-	-	-	-	(.00)[b]
Total Distributions	(.50)	(.51)	(.49)	(.48)	(.48)
Net asset value, end of period	11.98	11.29	11.83	12.24	12.12
Total Return (%)[c]	10.74	(.13)	.67	5.04	1.96
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94	.95	.93	.91	.91
Ratio of net expenses to average net assets	.94 [d]	.94	.92	.91 [d]	.91 [d]
Ratio of net investment income to average net assets	4.31	4.54	4.07	3.94	3.87
Portfolio Turnover Rate	9.96	14.86	17.25	5.67	14.38
Net Assets, end of period ($ x 1,000)	170,612	162,311	178,268	186,327	192,953

a Based on average shares outstanding at each month end.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Expense waivers and/or reimbursements amounted to less than .01%.

		Year Ended April 30,
Class B Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	11.29	11.84	12.24	12.12	12.36
Investment Operations:
Investment income--net[a]	.41	.44	.41	.42	.41
Net realized and unrealized gain (loss) on investments	.71	(.54)	(.38)	.12	(.24)
Total from Investment Operations	1.12	(.10)	.03	.54	.17
Distributions:
Dividends from investment income--net	(.43)	(.45)	(.43)	(.42)	(.41)
Dividends from net realized gain on investments	-	-	-	-	(.00)[b]
Total Distributions	(.43)	(.45)	(.43)	(.42)	(.41)
Net asset value, end of period	11.98	11.29	11.84	12.24	12.12
Total Return (%)[c]	10.06	(.76)	.22	4.51	1.43
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.55	1.50	1.46	1.41	1.42
Ratio of net expenses to average net assets	1.55[d]	1.50[d]	1.45	1.41[d]	1.42[d]
Ratio of net investment income to average net assets	3.73	3.94	3.53	3.43	3.35
Portfolio Turnover Rate	9.96	14.86	17.25	5.67	14.38
Net Assets, end of period ($ x 1,000)	1,492	3,640	10,266	21,524	29,140

a Based on average shares outstanding at each month end.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Expense waivers and/or reimbursements amounted to less than .01%.

		Year Ended April 30,
Class C Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	11.30	11.84	12.25	12.12	12.37
Investment Operations:
Investment income--net[a]	.41	.42	.39	.39	.38
Net realized and unrealized gain (loss) on investments	.69	(.54)	(.41)	.13	(.25)
Total from Investment Operations	1.10	(.12)	(.02)	.52	.13
Distributions:
Dividends from investment income--net	(.41)	(.42)	(.39)	(.39)	(.38)
Dividends from net realized gain on investments	-	-	-	-	(.00)[b]
Total Distributions	(.41)	(.42)	(.39)	(.39)	(.38)
Net asset value, end of period	11.99	11.30	11.84	12.25	12.12
Total Return (%)[c]	9.88	(.90)	(.12)	4.33	1.09
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.72	1.73	1.72	1.67	1.69
Ratio of net expenses to average net assets	1.72[d]	1.73[d]	1.71	1.67[d]	1.69[d]
Ratio of net investment income to average net assets	3.52	3.76	3.28	3.18	3.10
Portfolio Turnover Rate	9.96	14.86	17.25	5.67	14.38
Net Assets, end of period ($ x 1,000)	3,657	3,698	3,713	4,025	4,702

a Based on average shares outstanding at each month end.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Expense waivers and/or reimbursements amounted to less than .01%.

Financial Highlights

Dreyfus Massachusetts Fund

These financial highlights describe the performance of the fund’s shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

			Year Ended April 30,
Class A Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	10.91	11.29	11.66	11.56	11.87
Investment Operations:
Investment income--net[a]	.45	.46	.46	.47	.46
Net realized and unrealized gain (loss) on investments	.54	(.36)	(.36)	.12	(.29)
Total from Investment Operations	.99	.10	.10	.59	.17
Distributions:
Dividends from investment income--net	(.45)	(.46)	(.46)	(.46)	(.46)
Dividends from net realized gain on investments	(.01)	(.02)	(.01)	(.03)	(.02)
Total Distributions	(.46)	(.48)	(.47)	(.49)	(.48)
Net asset value, end of period	11.44	10.91	11.29	11.66	11.56
Total Return (%)[b]	9.16	1.07	.92	5.23	1.48
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94	.94	.93	.92	.92
Ratio of net expenses to average net assets	.94 [c]	.94 [c]	.92	.92	.92 [c]
Ratio of net investment income to average net assets	4.00	4.25	4.01	3.99	3.92
Portfolio Turnover Rate	12.60	9.04	18.21	30.97	34.00
Net Assets, end of period ($ x 1,000)	41,909	39,079	44,178	49,034	49,913

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Expense waivers and/or reimbursements amounted to less than .01%.

		Year Ended April 30,
Class B Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	10.90	11.28	11.65	11.54	11.86
Investment Operations:
Investment income--net[a]	.36	.39	.39	.40	.40
Net realized and unrealized gain (loss) on investments	.55	(.35)	(.36)	.14	(.30)
Total from Investment Operations	.91	.04	.03	.54	.10
Distributions:
Dividends from investment income--net	(.37)	(.40)	(.39)	(.40)	(.40)
Dividends from net realized gain on investments	(.01)	(.02)	(.01)	(.03)	(.02)
Total Distributions	(.38)	(.42)	(.40)	(.43)	(.42)
Net asset value, end of period	11.43	10.90	11.28	11.65	11.54
Total Return (%)[b]	8.45	.50	.36	4.77	.86
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.57	1.52	1.48	1.45	1.45
Ratio of net expenses to average net assets	1.57[c]	1.52[c]	1.47	1.45	1.45[c]
Ratio of net investment income to average net assets	3.34	3.68	3.46	3.47	3.39
Portfolio Turnover Rate	12.60	9.04	18.21	30.97	34.00
Net Assets, end of period ($ x 1,000)	511	1,404	2,910	3,893	5,188

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Expense waivers and/or reimbursements amounted to less than .01%.

			Year Ended April 30,
Class C Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	10.92	11.30	11.67	11.56	11.88
Investment Operations:
Investment income--net[a]	.36	.38	.37	.38	.37
Net realized and unrealized gain (loss) on investments	.54	(.36)	(.36)	.14	(.30)
Total from Investment Operations	.90	.02	.01	.52	.07
Distributions:
Dividends from investment income--net	(.36)	(.38)	(.37)	(.38)	(.37)
Dividends from net realized gain on investments	(.01)	(.02)	(.01)	(.03)	(.02)
Total Distributions	(.37)	(.40)	(.38)	(.41)	(.39)
Net asset value, end of period	11.45	10.92	11.30	11.67	11.56
Total Return (%)[b]	8.33	.32	.17	4.53	.64
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.70	1.69	1.68	1.67	1.66
Ratio of net expenses to average net assets	1.70[c]	1.69[c]	1.67	1.67	1.66[c]
Ratio of net investment income to average net assets	3.21	3.51	3.26	3.24	3.18
Portfolio Turnover Rate	12.60	9.04	18.21	30.97	34.00
Net Assets, end of period ($ x 1,000)	3,362	3,163	3,314	3,520	4,478

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Expense waivers and/or reimbursements amounted to less than .01%.

			Year Ended April 30,
Class Z Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	10.91	11.29	11.66	11.55	11.87
Investment Operations:
Investment income—net[a]	.47	.48	.48	.48	.48
Net realized and unrealized gain (loss) on investments	.54	(.36)	(.36)	.15	(.30)
Total from Investment Operations	1.01	.12	.12	.63	.18
Distributions:
Dividends from investment income--net	(.47)	(.48)	(.48)	(.49)	(.48)
Dividends from net realized gain on investments	(.01)	(.02)	(.01)	(.03)	(.02)
Total Distributions	(.48)	(.50)	(.49)	(.52)	(.50)
Net asset value, end of period	11.44	10.91	11.29	11.66	11.55
Total Return (%)	9.39	1.28	1.14	5.54	1.56
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73	.73	.71	.71	.76
Ratio of net expenses to average net assets	.73 [b]	.73 [b]	.70	.71	.75
Ratio of net investment income to average net assets	4.18	4.46	4.23	4.20	4.09
Portfolio Turnover Rate	12.60	9.04	18.21	30.97	34.00
Net Assets, end of period ($ x 1,000)	167,326	160,394	177,652	195,667	137,011

a Based on average shares outstanding at each month end
b Expense waivers and/or reimbursements amounted to less than .01%.

Financial Highlights

Dreyfus Minnesota Fund

These financial highlights describe the performance of the fund’s shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

			Year Ended April 30,
Class A Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	14.67	14.96	15.32	15.17	15.42
Investment Operations:
Investment income--net[a]	.60	.63	.64	.64	.64
Net realized and unrealized gain (loss) on investments	.50	(.24)	(.36)	.17	(.25)
Total from Investment Operations	1.10	.39	.28	.81	.39
Distributions:
Dividends from investment income--net	(.60)	(.62)	(.64)	(.64)	(.64)
Dividends from net realized gain on investments	-	(.06)	-	(.02)	-
Total Distributions	(.60)	(.68)	(.64)	(.66)	(.64)
Net asset value, end of period	15.17	14.67	14.96	15.32	15.17
Total Return (%)[b]	7.61	2.89	1.86	5.44	2.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94	.98	1.11	1.10	1.08
Ratio of net expenses to average net assets	.94 [c]	.98 [c]	1.10	1.09	1.07
Ratio of interest and expense related to floating rate
notes issued to average net assets	-	.02	.15	.17	.13
Ratio of net investment income to average net assets	4.02	4.35	4.21	4.18	4.19
Portfolio Turnover Rate	12.88	14.21	14.69	5.27	7.24
Net Assets, end of period ($ x 1,000)	123,363	114,357	105,393	103,737	102,510

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Expense waivers and/or reimbursements amounted to less than .01%.

			Year Ended April 30,
Class B Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	14.70	14.98	15.35	15.19	15.44
Investment Operations:
Investment income--net[a]	.49	.54	.56	.56	.56
Net realized and unrealized gain (loss) on investments	.50	(.21)	(.37)	.18	(.24)
Total from Investment Operations	.99	.33	.19	.74	.32
Distributions:
Dividends from investment income--net	(.50)	(.55)	(.56)	(.56)	(.57)
Dividends from net realized gain on investments	-	(.06)	-	(.02)	-
Total Distributions	(.50)	(.61)	(.56)	(.58)	(.57)
Net asset value, end of period	15.19	14.70	14.98	15.35	15.19
Total Return (%)[b]	6.85	2.41	1.26	4.98	2.06
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.57	1.52	1.62	1.61	1.59
Ratio of net expenses to average net assets	1.57[c]	1.52[c]	1.61	1.59	1.58
Ratio of interest and expense related to floating rate
notes issued to average net assets	-	.02	.15	.17	.13
Ratio of net investment income to average net assets	3.41	3.83	3.70	3.67	3.68
Portfolio Turnover Rate	12.88	14.21	14.69	5.27	7.24
Net Assets, end of period ($ x 1,000)	505	1,720	5,046	9,088	10,420

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Expense waivers and/or reimbursements amounted to less than .01%.

		Year Ended April 30,
Class C Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	14.70	14.98	15.35	15.19	15.44
Investment Operations:
Investment income--net[a]	.49	.51	.52	.53	.53
Net realized and unrealized gain (loss) on investments	.48	(.21)	(.37)	.18	(.25)
Total from Investment Operations	.97	.30	.15	.71	.28
Distributions:
Dividends from investment income--net	(.48)	(.52)	(.52)	(.53)	(.53)
Dividends from net realized gain on investments	-	(.06)	-	(.02)	-
Total Distributions	(.48)	(.58)	(.52)	(.55)	(.53)
Net asset value, end of period	15.19	14.70	14.98	15.35	15.19
Total Return (%)[b]	6.72	2.18	1.03	4.72	1.81
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.71	1.75	1.86	1.85	1.83
Ratio of net expenses to average net assets	1.71[c]	1.75[c]	1.86[c]	1.84	1.82
Ratio of interest and expense related to floating rate
notes issued to average net assets	-	.02	.15	.17	.13
Ratio of net investment income to average net assets	3.25	3.57	3.44	3.43	3.43
Portfolio Turnover Rate	12.88	14.21	14.69	5.27	7.24
Net Assets, end of period ($ x 1,000)	7,039	6,057	4,867	4,148	4,398

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Expense waivers and/or reimbursements amounted to less than .01%.

Financial Highlights

Dreyfus Ohio Fund

These financial highlights describe the performance of the fund’s shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

			Year Ended April 30,
Class A Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	11.53	12.20	12.63	12.50	12.78
Investment Operations:
Investment income--net[a]	.53	.54	.52	.51	.52
Net realized and unrealized gain (loss) on investments	.46	(.67)	(.43)	.13	(.28)
Total from Investment Operations	.99	(.13)	.09	.64	.24
Distributions:
Dividends from investment income--net	(.53)	(.54)	(.52)	(.51)	(.52)
Net asset value, end of period	11.99	11.53	12.20	12.63	12.50
Total Return (%)[b]	8.71	(1.00)	.74	5.22	1.92
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.97	1.06	1.07	1.05	1.02
Ratio of net expenses to average net assets	.97 [c]	1.06[c]	1.06	1.03	1.02[c]
Ratio of interest expense related to floating rate notes
issued to average net assets	.04	.11	.14	.14	.11
Ratio of net investment income to average net assets	4.47	4.64	4.19	4.07	4.12
Portfolio Turnover Rate	15.70	7.73	12.00	31.65	13.57
Net Assets, end of period ($ x 1,000)	150,006	150,007	167,683	183,157	184,312

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Expense waivers and/or reimbursements amounted to less than .01%.

			Year Ended April 30,
Class B Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	11.53	12.21	12.63	12.50	12.78
Investment Operations:
Investment income--net[a]	.44	.45	.45	.44	.46
Net realized and unrealized gain (loss) on investments	.47	(.66)	(.42)	.14	(.28)
Total from Investment Operations	.91	(.21)	.03	.58	.18
Distributions:
Dividends from investment income--net	(.45)	(.47)	(.45)	(.45)	(.46)
Net asset value, end of period	11.99	11.53	12.21	12.63	12.50
Total Return (%)[b]	8.02	(1.66)	.28	4.68	1.40
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.56	1.62	1.61	1.57	1.53
Ratio of net expenses to average net assets	1.56[c]	1.62[c]	1.60	1.55	1.53[c]
Ratio of interest expense related to floating rate notes
issued to average net assets	.04	.11	.14	.14	.11
Ratio of net investment income to average net assets	3.86	4.00	3.64	3.55	3.61
Portfolio Turnover Rate	15.70	7.73	12.00	31.65	13.57
Net Assets, end of period ($ x 1,000)	673	1,954	6,375	14,720	22,108

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Expense waivers and/or reimbursements amounted to less than .01%.

		Year Ended April 30,
Class C Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	11.55	12.23	12.65	12.52	12.80
Investment Operations:
Investment income--net[a]	.44	.45	.43	.42	.43
Net realized and unrealized gain (loss) on investments	.47	(.68)	(.42)	.13	(.28)
Total from Investment Operations	.91	(.23)	.01	.55	.15
Distributions:
Dividends from investment income--net	(.44)	(.45)	(.43)	(.42)	(.43)
Net asset value, end of period	12.02	11.55	12.23	12.65	12.52
Total Return (%)[b]	7.97	(1.82)	.07	4.42	1.15
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.73	1.82	1.83	1.81	1.78
Ratio of net expenses to average net assets	1.73[c]	1.81	1.83[c]	1.79	1.77
Ratio of interest expense related to floating rate notes
issued to average net assets	.04	.11	.14	.14	.11
Ratio of net investment income to average net assets	3.71	3.88	3.43	3.31	3.36
Portfolio Turnover Rate	15.70	7.73	12.00	31.65	13.57
Net Assets, end of period ($ x 1,000)	7,545	7,044	7,805	9,053	9,939

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Expense waivers and/or reimbursements amounted to less than .01%.

Financial Highlights

Dreyfus Pennsylvania Fund

These financial highlights describe the performance of the fund’s shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

			Year Ended April 30,
Class A Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	15.28	15.67	16.19	15.88	16.19
Investment Operations:
Investment income--net[a]	.66	.65	.64	.62	.62
Net realized and unrealized gain (loss) on investments	.67	(.40)	(.53)	.31	(.31)
Total from Investment Operations	1.33	.25	.11	.93	.31
Distributions:
Dividends from investment income--net	(.65)	(.64)	(.63)	(.62)	(.62)
Net asset value, end of period	15.96	15.28	15.67	16.19	15.88
Total Return (%)[b]	8.85	1.75	.71	5.95	1.89
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94	.96	.99	.94	.94
Ratio of net expenses to average net assets	.94 [c]	.96 [c]	.98	.94	.94 [c]
Ratio of net investment income to average net assets	4.17	4.27	4.02	3.87	3.82
Portfolio Turnover Rate	10.93	16.60	15.47	8.82	11.89
Net Assets, end of period ($ x 1,000)	137,969	130,611	138,054	145,897	147,733

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Expense waivers and/or reimbursements amounted to less than .01%.

			Year Ended April 30,
Class B Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	15.27	15.66	16.18	15.87	16.18
Investment Operations:
Investment income--net[a]	.53	.54	.53	.54	.53
Net realized and unrealized gain (loss) on investments	.68	(.38)	(.51)	.31	(.31)
Total from Investment Operations	1.21	.16	.02	.85	.22
Distributions:
Dividends from investment income--net	(.54)	(.55)	(.54)	(.54)	(.53)
Net asset value, end of period	15.94	15.27	15.66	16.18	15.87
Total Return (%)[b]	8.03	1.16	.15	5.41	1.37
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.56	1.55	1.56	1.45	1.46
Ratio of net expenses to average net assets	1.56[c]	1.54	1.55	1.45	1.46[c]
Ratio of net investment income to average net assets	3.49	3.67	3.47	3.35	3.30
Portfolio Turnover Rate	10.93	16.60	15.47	8.82	11.89
Net Assets, end of period ($ x 1,000)	1,134	2,474	5,375	12,886	21,799

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Expense waivers and/or reimbursements amounted to less than .01%.

		Year Ended April 30,
Class C Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	15.29	15.68	16.20	15.89	16.20
Investment Operations:
Investment income--net[a]	.54	.53	.52	.50	.50
Net realized and unrealized gain (loss) on investments	.67	(.39)	(.53)	.31	(.31)
Total from Investment Operations	1.21	.14	(.01)	.81	.19
Distributions:
Dividends from investment income--net	(.53)	(.53)	(.51)	(.50)	(.50)
Net asset value, end of period	15.97	15.29	15.68	16.20	15.89
Total Return (%)[b]	8.03	1.00	(.04)	5.18	1.15
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.69	1.70	1.73	1.67	1.68
Ratio of net expenses to average net assets	1.69[c]	1.69	1.72	1.67	1.68[c]
Ratio of net investment income to average net assets	3.41	3.54	3.27	3.13	3.08
Portfolio Turnover Rate	10.93	16.60	15.47	8.82	11.89
Net Assets, end of period ($ x 1,000)	6,087	4,983	3,875	3,599	2,932

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Expense waivers and/or reimbursements amounted to less than .01%.

	Year Ended April 30,
Class Z Shares	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	15.28	15.67	15.98
Investment Operations:
Investment income--net[b]	.69	.68	.29
Net realized and unrealized gain (loss) on investments	.68	(.40)	(.32)
Total from Investment Operations	1.37	.28	(.03)
Distributions:
Dividends from investment income—net	(.69)	(.67)	(.28)
Net asset value, end of period	15.96	15.28	15.67
Total Return (%)	9.10	1.96	(.18)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72	.78	.78 [d]
Ratio of net expenses to average net assets	.72 [e]	.77	.77 [d]
Ratio of net investment income to average net assets	4.40	4.48	4.37[d]
Portfolio Turnover Rate	10.93	16.60	15.47
Net Assets, end of period ($ x 1,000)	57,175	55,649	62,102

a From November 29, 2007 (commencement of initial offering) to April 30, 2008.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annualized.
e Expense waivers and/or reimbursements amounted to less than .01%.

NOTES

For More Information

Dreyfus State Municipal Bond Funds
SEC file number: 811-4906

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.The fund's most recent annual and semiannual reports are available at **www.dreyfus.com**.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at **www.dreyfus.com** and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at **www.dreyfus.com** under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's SAI.

To obtain information:

By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Certain fund documents can be viewed online or downloaded from:

SEC http://www.sec.gov

Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

© 2011 MBSC Securities Corporation
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